Segment Reporting- Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Number of External customer that represents 10% or more of the Group's revenue	10.00%
Number of major customers [member]
Disclosure of operating segments [line items]
Number of External customer that represents 10% or more of the Group's revenue	0.00%
Foreign countries [member]
Disclosure of operating segments [line items]
Percentage of revenues derived from foreign operations	14.00%	20.30%	10.60%